CONSOLIDATED BALANCE SHEET - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
ASSETS
Cash and due from banks	$ 1,839	$ 1,088
Interest-earning demand deposits	1,734	272
Total cash and cash equivalents	3,573	1,360
Certificates of deposit	350	598
Investment securities available-for-sale (amortized cost of $66,968 and $28,189)	66,916	28,387
Investment securities held-to-maturity (fair value of $36,979 and $22,480)	36,618	22,047
Mortgage-backed securities held-to-maturity (fair value of $163,265 and $215,016)	162,639	215,335
Net loans receivable (allowance for loan losses of $304 and $234)	46,163	29,724
Accrued interest receivable	1,198	638
Federal Home Loan Bank stock, at cost	6,619	6,440
Premises and equipment	630	615
Bank owned life insurance	4,276	4,136
Deferred tax assets (net)	524	512
Other assets	210	148
TOTAL ASSETS	329,716	309,940
LIABILITIES
Deposits	138,928	141,859
Federal Home Loan Bank advances: short-term	37,830	23,626
Federal Home Loan Bank advances: long-term	12,500	12,500
Federal Home Loan Bank advances: long-term - variable rate	105,305	99,196
Accrued interest payable	156	170
Other liabilities	2,954	801
TOTAL LIABILITIES	$ 297,673	$ 278,152
STOCKHOLDERS' EQUITY
Preferred stock, no par value; 5,000,000 shares authorized; none outstanding
Common stock, par value $0.01; 10,000,000 shares authorized; 3,805,636 shares issued	$ 38	$ 38
Additional paid-in capital	21,485	21,485
Treasury stock (1,764,917 and 1,748,661 shares at cost)	(26,886)	(26,700)
Retained earnings - substantially restricted	39,353	38,335
Accumulated other comprehensive loss	(461)	(420)
Unallocated Employee Stock Ownership Plan ("ESOP") shares	(1,486)	(950)
TOTAL STOCKHOLDERS' EQUITY	32,043	31,788
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 329,716	$ 309,940